SHARE CAPITAL - Summary of stock option information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023 shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 $ / shares	Mar. 31, 2023	Mar. 31, 2022 shares	Aug. 18, 2021 CAD ($)	Aug. 16, 2021 CAD ($)	Jun. 28, 2021 CAD ($)	Mar. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	29,569,800			29,569,800	28,885,002				22,032,452
Number of share options exercisable in share-based payment arrangement	27,234,025			27,234,025
Weighted average remaining contractual life of outstanding share options	2 years 6 months 21 days
Weighted average fair value at measurement date, share options granted		$ 27,283				$ 519	$ 383	$ 7,994
Option Expiration Period One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			$ 1.00
Number of share options outstanding in share-based payment arrangement				2,500
Number of share options exercisable in share-based payment arrangement				2,500
Weighted average remaining contractual life of outstanding share options	1 month 24 days
Weighted average fair value at measurement date, share options granted		1
Option Expiration Period Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.39
Number of share options outstanding in share-based payment arrangement				15,000
Number of share options exercisable in share-based payment arrangement				15,000
Weighted average remaining contractual life of outstanding share options	1 month 24 days
Weighted average fair value at measurement date, share options granted		15
Option Expiration Period Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.74
Number of share options outstanding in share-based payment arrangement				5,000
Number of share options exercisable in share-based payment arrangement				5,000
Weighted average remaining contractual life of outstanding share options	1 month 24 days
Weighted average fair value at measurement date, share options granted		4
Option Expiration Period Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.03
Number of share options outstanding in share-based payment arrangement				20,000
Number of share options exercisable in share-based payment arrangement				20,000
Weighted average remaining contractual life of outstanding share options	1 month 24 days
Weighted average fair value at measurement date, share options granted		29
Option Expiration Period Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.90
Number of share options outstanding in share-based payment arrangement				91,875
Number of share options exercisable in share-based payment arrangement				91,875
Weighted average remaining contractual life of outstanding share options	1 month 24 days
Weighted average fair value at measurement date, share options granted		182
Option Expiration Period Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.78
Number of share options outstanding in share-based payment arrangement				20,000
Number of share options exercisable in share-based payment arrangement				20,000
Weighted average remaining contractual life of outstanding share options	3 months
Weighted average fair value at measurement date, share options granted		24
Option Expiration Period Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.90
Number of share options outstanding in share-based payment arrangement				156,250
Number of share options exercisable in share-based payment arrangement				156,250
Weighted average remaining contractual life of outstanding share options	7 months 6 days
Weighted average fair value at measurement date, share options granted		326
Option Expiration Period Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.35
Number of share options outstanding in share-based payment arrangement				20,000
Number of share options exercisable in share-based payment arrangement				20,000
Weighted average remaining contractual life of outstanding share options	9 months
Weighted average fair value at measurement date, share options granted		19
Option Expiration Period Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.90
Number of share options outstanding in share-based payment arrangement				65,625
Number of share options exercisable in share-based payment arrangement				65,625
Weighted average remaining contractual life of outstanding share options	9 months
Weighted average fair value at measurement date, share options granted		137
Option Expiration Period Ten
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of share options outstanding in share-based payment arrangement				12,500
Number of share options exercisable in share-based payment arrangement				12,500
Weighted average remaining contractual life of outstanding share options	9 months
Weighted average fair value at measurement date, share options granted		11
Option Expiration Period Eleven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.35
Number of share options outstanding in share-based payment arrangement				56,250
Number of share options exercisable in share-based payment arrangement				56,250
Weighted average remaining contractual life of outstanding share options	1 year
Weighted average fair value at measurement date, share options granted		55
Option Expiration Period Twelve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.25
Number of share options outstanding in share-based payment arrangement				2,350,000
Number of share options exercisable in share-based payment arrangement				2,350,000
Weighted average remaining contractual life of outstanding share options	2 years 2 months 15 days
Weighted average fair value at measurement date, share options granted		420
Option Expiration Period Thirteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.90
Number of share options outstanding in share-based payment arrangement				500,000
Number of share options exercisable in share-based payment arrangement				500,000
Weighted average remaining contractual life of outstanding share options	2 years 3 months
Weighted average fair value at measurement date, share options granted		183
Option Expiration Period Fourteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.00
Number of share options outstanding in share-based payment arrangement				800,000
Number of share options exercisable in share-based payment arrangement				400,000
Weighted average remaining contractual life of outstanding share options	2 years 4 months 17 days
Weighted average fair value at measurement date, share options granted		327
Option Expiration Period Fifteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.75
Number of share options outstanding in share-based payment arrangement				270,000
Number of share options exercisable in share-based payment arrangement				223,125
Weighted average remaining contractual life of outstanding share options	2 years 6 months
Weighted average fair value at measurement date, share options granted		88
Option Expiration Period Sixteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.75
Number of share options outstanding in share-based payment arrangement				3,000,000
Number of share options exercisable in share-based payment arrangement				3,000,000
Weighted average remaining contractual life of outstanding share options	2 years 6 months 14 days
Weighted average fair value at measurement date, share options granted		1,607
Option Expiration Period Seventeen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.75
Number of share options outstanding in share-based payment arrangement				5,700,000
Number of share options exercisable in share-based payment arrangement				5,700,000
Weighted average remaining contractual life of outstanding share options	2 years 7 months 6 days
Weighted average fair value at measurement date, share options granted		2,985
Option Expiration Period Eighteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.88
Number of share options outstanding in share-based payment arrangement				500,000
Number of share options exercisable in share-based payment arrangement				500,000
Weighted average remaining contractual life of outstanding share options	2 years 7 months 13 days
Weighted average fair value at measurement date, share options granted		314
Option Expiration Period Nineteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.91
Number of share options outstanding in share-based payment arrangement				200,000
Number of share options exercisable in share-based payment arrangement				200,000
Weighted average remaining contractual life of outstanding share options	2 years 7 months 17 days
Weighted average fair value at measurement date, share options granted		53
Option Expiration Period Twenty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			0.75
Number of share options outstanding in share-based payment arrangement				375,000
Number of share options exercisable in share-based payment arrangement				375,000
Weighted average remaining contractual life of outstanding share options	2 years 7 months 17 days
Weighted average fair value at measurement date, share options granted		110
Option Expiration Period Twenty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.48
Number of share options outstanding in share-based payment arrangement				700,000
Number of share options exercisable in share-based payment arrangement				700,000
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Weighted average fair value at measurement date, share options granted		740
Option Expiration Period Twenty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.74
Number of share options outstanding in share-based payment arrangement				2,259,100
Number of share options exercisable in share-based payment arrangement				2,259,100
Weighted average remaining contractual life of outstanding share options	2 years 8 months 15 days
Weighted average fair value at measurement date, share options granted		2,804
Option Expiration Period Twenty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.89
Number of share options outstanding in share-based payment arrangement				760,000
Number of share options exercisable in share-based payment arrangement				760,000
Weighted average remaining contractual life of outstanding share options	2 years 9 months
Weighted average fair value at measurement date, share options granted		1,027
Option Expiration Period Twenty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.89
Number of share options outstanding in share-based payment arrangement				225,000
Number of share options exercisable in share-based payment arrangement				225,000
Weighted average remaining contractual life of outstanding share options	2 years 9 months 3 days
Weighted average fair value at measurement date, share options granted		304
Option Expiration Period Twenty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.03
Number of share options outstanding in share-based payment arrangement				150,000
Number of share options exercisable in share-based payment arrangement				150,000
Weighted average remaining contractual life of outstanding share options	2 years 10 months 17 days
Weighted average fair value at measurement date, share options granted		218
Option Expiration Period Twenty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.03
Number of share options outstanding in share-based payment arrangement				150,000
Number of share options exercisable in share-based payment arrangement				150,000
Weighted average remaining contractual life of outstanding share options	2 years 10 months 17 days
Weighted average fair value at measurement date, share options granted		218
Option Expiration Period Twenty Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.39
Number of share options outstanding in share-based payment arrangement				1,257,600
Number of share options exercisable in share-based payment arrangement				1,257,600
Weighted average remaining contractual life of outstanding share options	2 years 11 months 12 days
Weighted average fair value at measurement date, share options granted		1,257
Option Expiration Period Twenty Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.55
Number of share options outstanding in share-based payment arrangement				300,000
Number of share options exercisable in share-based payment arrangement				300,000
Weighted average remaining contractual life of outstanding share options	2 years 11 months 15 days
Weighted average fair value at measurement date, share options granted		360
Option Expiration Period Twenty Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.36
Number of share options outstanding in share-based payment arrangement				1,575,000
Number of share options exercisable in share-based payment arrangement				1,575,000
Weighted average remaining contractual life of outstanding share options	2 years 11 months 26 days
Weighted average fair value at measurement date, share options granted		1,540
Option Expiration Period Thirty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.32
Number of share options outstanding in share-based payment arrangement				37,500
Number of share options exercisable in share-based payment arrangement				37,500
Weighted average remaining contractual life of outstanding share options	3 years
Weighted average fair value at measurement date, share options granted		36
Option Expiration Period Thirty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.35
Number of share options outstanding in share-based payment arrangement				250,000
Number of share options exercisable in share-based payment arrangement				250,000
Weighted average remaining contractual life of outstanding share options	3 years
Weighted average fair value at measurement date, share options granted		243
Option Expiration Period Thirty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.90
Number of share options outstanding in share-based payment arrangement				3,180,000
Number of share options exercisable in share-based payment arrangement				2,854,375
Weighted average remaining contractual life of outstanding share options	3 years 3 months
Weighted average fair value at measurement date, share options granted		6,629
Option Expiration Period Thirty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.48
Number of share options outstanding in share-based payment arrangement				215,000
Number of share options exercisable in share-based payment arrangement				188,125
Weighted average remaining contractual life of outstanding share options	3 years 4 months 17 days
Weighted average fair value at measurement date, share options granted		376
Option Expiration Period Thirty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.48
Number of share options outstanding in share-based payment arrangement				300,000
Number of share options exercisable in share-based payment arrangement				262,500
Weighted average remaining contractual life of outstanding share options	3 years 4 months 20 days
Weighted average fair value at measurement date, share options granted		510
Option Expiration Period Thirty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of share options outstanding in share-based payment arrangement				545,000
Number of share options exercisable in share-based payment arrangement				408,750
Weighted average remaining contractual life of outstanding share options	3 years 6 months
Weighted average fair value at measurement date, share options granted		1,050
Option Expiration Period Thirty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			2.87
Number of share options outstanding in share-based payment arrangement				195,000
Number of share options exercisable in share-based payment arrangement				170,625
Weighted average remaining contractual life of outstanding share options	3 years 6 months
Weighted average fair value at measurement date, share options granted		396
Option Expiration Period Thirty Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of share options outstanding in share-based payment arrangement				200,000
Number of share options exercisable in share-based payment arrangement				150,000
Weighted average remaining contractual life of outstanding share options	3 years 6 months
Weighted average fair value at measurement date, share options granted		371
Option Expiration Period Thirty Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of share options outstanding in share-based payment arrangement				40,000
Number of share options exercisable in share-based payment arrangement				27,500
Weighted average remaining contractual life of outstanding share options	3 years 9 months 3 days
Weighted average fair value at measurement date, share options granted		29
Option Expiration Period Thirty Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.50
Number of share options outstanding in share-based payment arrangement				1,230,000
Number of share options exercisable in share-based payment arrangement				425,000
Weighted average remaining contractual life of outstanding share options	3 years 9 months 3 days
Weighted average fair value at measurement date, share options granted		1,038
Option Expiration Period Forty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.13
Number of share options outstanding in share-based payment arrangement				1,075,600
Number of share options exercisable in share-based payment arrangement				806,700
Weighted average remaining contractual life of outstanding share options	3 years 11 months 4 days
Weighted average fair value at measurement date, share options granted		822
Option Expiration Period Forty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			3.15
Number of share options outstanding in share-based payment arrangement				60,000
Number of share options exercisable in share-based payment arrangement				37,500
Weighted average remaining contractual life of outstanding share options	3 years 11 months 4 days
Weighted average fair value at measurement date, share options granted		34
Option Expiration Period Forty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.02
Number of share options outstanding in share-based payment arrangement				400,000
Number of share options exercisable in share-based payment arrangement				400,000
Weighted average remaining contractual life of outstanding share options	3 years 11 months 8 days
Weighted average fair value at measurement date, share options granted		295
Option Expiration Period Forty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.00
Number of share options outstanding in share-based payment arrangement				65,000
Number of share options exercisable in share-based payment arrangement				32,500
Weighted average remaining contractual life of outstanding share options	4 years 3 months
Weighted average fair value at measurement date, share options granted		17
Option Expiration Period Forty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			1.00
Number of share options outstanding in share-based payment arrangement				20,000
Number of share options exercisable in share-based payment arrangement				10,000
Weighted average remaining contractual life of outstanding share options	4 years 4 months 17 days
Weighted average fair value at measurement date, share options granted		11
Option Expiration Period Forty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares			$ 1.00
Number of share options outstanding in share-based payment arrangement				220,000
Number of share options exercisable in share-based payment arrangement				83,125
Weighted average remaining contractual life of outstanding share options	4 years 6 months
Weighted average fair value at measurement date, share options granted		$ 68